Cover	Apr. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	(Amendment No. 1)
Document Period End Date	Apr. 08, 2025
Entity File Number	001-40400
Entity Registrant Name	DIGITAL BRANDS GROUP, INC.
Entity Central Index Key	0001668010
Entity Tax Identification Number	46-1942864
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1400 Lavaca Street
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(209)
Local Phone Number	651-0172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false